AGS-SUP-1

Summary Prospectus and Statutory Prospectus Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, S, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Moderate Allocation Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares Capital” are changing to “Invesco Capital”.

AGS-SUP-1

PR-SUP-1

Summary Prospectus and Statutory Prospectus Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

In addition, effective on or about June 4, 2018, the names of the following Underlying Funds and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares 1-30 Laddered Treasury Portfolio	Invesco 1-30 Laddered Treasury ETF
PowerShares Emerging Markets Sovereign Debt Portfolio	Invesco Emerging Markets Sovereign Debt ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PowerShares FTSE RAFI Emerging Markets Portfolio	Invesco FTSE RAFI Emerging Markets ETF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	Invesco FTSE RAFI US 1500 Small-Mid ETF
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	Invesco LadderRite 0-5 Year Corporate Bond ETF
PowerShares Russell Top 200 Pure Growth Portfolio	Invesco Russell Top 200 Pure Growth ETF
PowerShares Russell Top 200 Pure Value Portfolio	Invesco Russell Top 200 Pure Value ETF
PowerShares S&P Emerging Markets Low Volatility Portfolio	Invesco S&P Emerging Markets Low Volatility ETF
PowerShares S&P International Developed Low Volatility Portfolio	Invesco S&P International Developed Low Volatility ETF
PowerShares S&P MidCap Low Volatility Portfolio	Invesco S&P MidCap Low Volatility ETF
PowerShares S&P SmallCap Low Volatility Portfolio	Invesco S&P SmallCap Low Volatility ETF
PowerShares Variable Rate Preferred Portfolio	Invesco Variable Rate Preferred ETF

Effective on or about June 4, 2018, any and all references to “PowerShares Capital” are changing to “Invesco Capital.”

PR-SUP-1

AGS-SOAI-SUP-1

Statement of Additional Information Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, Investor, R, R5, R6, S and Y Class shares of the Funds, as applicable, listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

In addition, effective on or about June 4, 2018, the name of each Underlying Fund appearing in the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification – Asset Allocation Funds” and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
Guggenheim S&P High Income Infrastructure ETF	Invesco S&P High Income Infrastructure ETF
PowerShares 1-30 Laddered Treasury Portfolio	Invesco 1-30 Laddered Treasury ETF
PowerShares DB Base Metals Fund	Invesco DB Base Metals Fund
PowerShares DB Oil Fund	Invesco DB Oil Fund
PowerShares DB Silver Fund	Invesco DB Silver Fund
PowerShares Emerging Markets Sovereign Debt Portfolio	Invesco Emerging Markets Sovereign Debt ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
PowerShares FTSE RAFI Emerging Markets Portfolio	Invesco FTSE RAFI Emerging Markets ETF
PowerShares Russell Top 200 Pure Growth Portfolio	Invesco Russell Top 200 Pure Growth ETF
PowerShares Russell Top 200 Pure Value Portfolio	Invesco Russell Top 200 Pure Value ETF
PowerShares S&P International Developed Low Volatility Portfolio	Invesco S&P International Developed Low Volatility ETF
PowerShares S&P MidCap Low Volatility Portfolio	Invesco S&P MidCap Low Volatility ETF
PowerShares S&P SmallCap Low Volatility Portfolio	Invesco S&P SmallCap Low Volatility ETF
PowerShares Taxable Municipal Bond Portfolio	Invesco Taxable Municipal Bond ETF
PowerShares Variable Rate Preferred Portfolio	Invesco Variable Rate Preferred ETF
PowerShares Variable Rate Investment Grade Portfolio	Invesco Variable Rate Investment Grade ETF

Furthermore, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, any and all references to “PowerShares ETFs” are changing to “Invesco ETFs”.

Effective on or about June 4, 2018, any and all references to “Powershares Capital” and “Invesco PowerShares” are changing to “Invesco Capital.”

AGS-SOAI-SUP-1

PR-SOAI-SUP-1

Statement of Additional Information Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y Class shares of the Funds listed below:

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

In addition, effective on or about June 4, 2018, the name of each Underlying Fund appearing in the table under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Classification” and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares 1-30 Laddered Treasury Portfolio	Invesco 1-30 Laddered Treasury ETF
PowerShares Emerging Markets Sovereign Debt Portfolio	Invesco Emerging Markets Sovereign Debt ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PowerShares FTSE RAFI Emerging Markets Portfolio	Invesco FTSE RAFI Emerging Markets ETF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	Invesco FTSE RAFI US 1500 Small-Mid ETF
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	Invesco LadderRite 0-5 Year Corporate Bond ETF
PowerShares Russell Top 200 Pure Growth Portfolio	Invesco Russell Top 200 Pure Growth ETF
PowerShares Russell Top 200 Pure Value Portfolio	Invesco Russell Top 200 Pure Value ETF
PowerShares S&P Emerging Markets Low Volatility Portfolio	Invesco S&P Emerging Markets Low Volatility ETF
PowerShares S&P International Developed Low Volatility Portfolio	Invesco S&P International Developed Low Volatility ETF
PowerShares S&P MidCap Low Volatility Portfolio	Invesco S&P MidCap Low Volatility ETF
PowerShares S&P SmallCap Low Volatility Portfolio	Invesco S&P SmallCap Low Volatility ETF
PowerShares Variable Rate Preferred Portfolio	Invesco Variable Rate Preferred ETF

Furthermore, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, any and all other references to “PowerShares” and “Invesco PowerShares” are changing to “Invesco Capital.”

PR-SOAI-SUP-1